UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
2/29/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, Guam Govt., 5 5/8s, 12/1/29	BBB-	$3,850,000	$4,127,508

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,106,190

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B	500,000	536,380

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,100,000	2,117,157

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	1,300,000	1,322,152

			9,209,387
New York (88.6%)

Albany, Cap. Resource Corp. Rev. Bonds (St. Peter's Hosp.), 6 1/4s, 11/15/38	BBB+	4,110,000	4,682,770

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Charitable Leadership), Ser. A , 6s, 7/1/19	D/P	2,963,976	1,738,461
(Albany College of Pharmacy), Ser. A, 5 5/8s, 12/1/34	BBB-	700,000	714,238
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	BBB+	1,000,000	1,083,590
(St. Peter's Hosp.), Ser. D, 5 3/8s, 11/15/32	BBB+	4,205,000	4,433,079
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	1,800,000	1,844,226
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	BBB+	2,100,000	2,200,758
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	BBB+	1,000,000	1,047,980
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/27	BBB+	3,000,000	3,212,760
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,105,990

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,160,620

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepherd Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	734,241

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	Aa3	1,000,000	1,036,520

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	BB+	4,000,000	4,290,800

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.)
5s, 11/1/34	A-	1,300,000	1,313,702
Ser. A, 5s, 11/1/29	A-	3,250,000	3,295,663

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	3,925,406

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa3	5,000,000	5,846,950
5 3/4s, 5/1/25	Aa3	10,330,000	12,259,954

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,066,257

Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William Smith), Ser. A, 5 3/8s, 2/1/33	A	4,500,000	4,658,670

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,676,825
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,606,500
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,175,650
(Hofstra U.), 5s, 7/1/28	A	650,000	720,948

Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Adelphi U.), 5s, 10/1/35	A	1,500,000	1,552,965

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5 3/4s, 2/15/47	A2	3,000,000	3,386,610
AMBAC, 5s, 2/15/47	A2	2,500,000	2,569,300

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,250,050

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A1	4,010,000	4,628,783

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A3	3,500,000	4,102,630
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	5,010,200
Ser. C, 5s, 9/1/35	A3	2,380,000	2,500,856
Ser. A, AMBAC, 5s, 9/1/29	A3	7,500,000	7,960,875
AGM, zero %, 6/1/28	Aa3	2,510,000	1,501,331

Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,282,046

Metro. Trans. Auth. Rev. Bonds, Ser. A
5s, 11/15/37	A2	15,000,000	15,771,900
FGIC, NATL, 5s, 11/15/26	A2	5,000,000	5,489,450
5s, 11/15/22	A2	6,000,000	6,728,160

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	9,924,300
Ser. A, AGM, 5 1/4s, 11/15/24	AA	3,000,000	3,095,640
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,929,108
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,388,350

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O
5 3/4s, 7/1/13 (Escrowed to maturity)	AA+	2,325,000	2,384,962
5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	24,345,000	29,429,453

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	512,830

Nassau Cnty., G.O. Bonds, Ser. A, FGIC, NATL, 6s, 7/1/13	A1	1,000,000	1,065,080

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,783,872

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	B-	6,640,000	6,258,001

Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds (4/2/12), Ser. D, 5.55s, 11/15/24	Baa2	3,000,000	3,034,200

Niagara Falls, City School Dist. COP (High School Fac.), AGM
5s, 6/15/28	Aa3	1,490,000	1,567,540
5s, 6/15/23	Aa3	3,965,000	4,205,517

NY City, G.O. Bonds
Ser. F, 5s, 8/1/31(WIS)	Aa2	5,000,000	5,786,300
Ser. C, AGM, 5s, 1/1/23	Aa2	10,000,000	11,466,500
Ser. N, 5s, 8/1/20	Aa2	1,000,000	1,126,780
Ser. M, 5s, 4/1/20	Aa2	6,775,000	7,551,347
Ser. I-1, 5s, 4/1/19	Aa2	1,215,000	1,402,134

NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,299,215

NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	Aa3	5,000,000	5,536,450
Ser. E, 5s, 2/1/28	Aaa	8,885,000	9,211,879
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	Aa3	3,000,000	3,387,240

NY City, City Transitional Fin. Auth. VRDN
(NYC Recovery), Ser. 3, 0.10s, 11/1/22	VMIG1	9,865,000	9,865,000
(New York City Recovery), Ser. 1-1C, 0.14s, 11/1/22	VMIG1	2,000,000	2,000,000
(NYC Recovery), Ser. 3, 0.09s, 11/1/22	VMIG1	8,745,000	8,745,000

NY City, Cultural Resource Rev. Bonds (Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,901,380

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45s, 11/1/46	Aa2	2,670,000	2,710,184
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35s, 5/1/41	Aa2	1,200,000	1,218,540
(Multi-Fam. Hsg.), Ser. H-2-A, 5.2s, 11/1/35	Aa2	1,675,000	1,700,092
Ser. H-2-A, 4.4s, 5/1/31	Aa2	4,000,000	4,106,040

NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,611,622
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	Aa3	1,000,000	1,166,090
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	8,050,000	8,061,753
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	Ba3	2,000,000	1,841,100
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	Ba3	2,190,000	1,858,763
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,516,135

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,728,087
(St. Francis College), 5s, 10/1/34	A-	1,000,000	1,027,630
(Horace Mann School), NATL, 5s, 7/1/28	Baa2	7,000,000	7,004,200

NY City, Indl. Dev. Agcy. Civic Fac. VRDN
(CASA), 0.16s, 3/1/20	A-1	1,155,000	1,155,000
(American Civil Liberties Impt.), 0.09s, 6/1/35	VMIG1	1,000,000	1,000,000

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	8,190,000	8,060,352
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	3,700,000	3,432,527

NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,954,500

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB-	2,050,000	1,693,321

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	11,108,400
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	AA+	6,000,000	6,859,620
Ser. GG, 5s, 6/15/43	AA+	5,000,000	5,514,500
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,586,200
Ser. AA, 5s, 6/15/34	AA+	5,000,000	5,687,150
Ser. B, AMBAC, 5s, 6/15/28	AAA	5,000,000	5,498,700

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,769,250

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, FGIC, NATL, 5s, 7/15/31	Aa3	10,500,000	11,363,835
Ser. S-5, 5s, 1/15/30	Aa3	3,375,000	3,772,879

NY City, Trust for Cultural Resources Rev. Bonds (Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,192,500

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	Baa2	7,000,000	5,550,370

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,300,000	1,202,032

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BB	7,250,000	5,511,378

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA	2,000,000	2,157,080

NY State Rev. Bonds (Homeowner Mtge.), Ser. 156, 5.2s, 10/1/28	Aa1	5,500,000	5,812,840

NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	Aa3	5,875,000	6,341,886
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	A3	1,500,000	1,677,825
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	Aa3	8,950,000	10,646,025
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,093,470
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	3,250,000	3,311,393
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A/P	1,220,000	1,224,819
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	25,000,000	29,256,500
(City U.), Ser. A, 5 5/8s, 7/1/16	Aa3	10,000,000	11,454,400
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,362,010
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	11,293,185
(North Shore Long Island Jewish Group), Ser. A, 5 1/2s, 5/1/37	A3	11,500,000	12,775,005
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	2,020,194
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,235,060
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,620,608
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,596,620
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,799,940
(St. Joseph College), 5 1/4s, 7/1/35	Baa1	2,000,000	2,133,060
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,091,300
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	5,147,014
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,053,050
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	16,051,350
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	6,416,580
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s, 10/1/36	Aa3	3,380,000	3,688,459
(St. Francis College), 5s, 10/1/40	A-	3,000,000	3,125,100
(Yeshiva U.), 5s, 9/1/38	AA-	2,500,000	2,637,225
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	Aa3	2,510,000	2,631,635
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,892,070
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34 (Prerefunded 7/1/13)	Aa2	13,500,000	14,345,910
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,187,920
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,594,466
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	Aa3	2,000,000	2,203,580
(Yeshiva U.), AMBAC, 5s, 7/1/30	A2	190,000	190,276
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s, 2/15/30	AA-	9,665,000	10,239,294
(Montefiore Hosp.), FGIC, FHA Insd., NATL, 5s, 8/1/29	BBB	9,510,000	9,970,284
(NYU), Ser. A, FGIC, NATL, 5s, 7/1/29	Aa3	6,705,000	7,085,308
(Yeshiva U.), AMBAC, 5s, 7/1/26	A2	170,000	170,428
Ser. A, NATL, 5s, 10/1/25	Aa3	750,000	820,335
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,029,920
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,029,920
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,044,880
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	7,264,976
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	A3	4,000,000	4,429,640

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	11,000,000	11,389,400
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	A3	3,725,000	4,061,517
(Memorial Sloan-Kettering Cancer Ctr.), AGO, 5s, 7/1/41	Aa2	2,000,000	2,200,280
(Memorial Sloan-Kettering Cancer Ctr.), AGO, 5s, 7/1/36	Aa2	1,125,000	1,239,593
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa2	5,690,000	6,139,908
(Memorial Sloan-Kettering Cancer Ctr.), AGO, 5s, 7/1/32	Aa2	1,500,000	1,690,905
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,310,080
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,549,840
(The New School), 5s, 7/1/31	A3	5,000,000	5,483,500
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	7,241,052
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	2,072,026
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	8,154,943
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	A3	1,000,000	1,063,720
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	A3	3,935,000	4,280,926
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	A3	1,000,000	1,096,120

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,820,650
Ser. A, 5s, 3/15/28	AAA	10,000,000	11,560,200
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,856,003

NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-2 Mental), Ser. D, AGM, 5 1/4s, 8/15/30	Aa3	520,000	521,243
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,577,900
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa2	3,000,000	3,434,100

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	12,400,000	12,524,124

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aa1	10,000,000	11,159,900
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,893,975
(State Clean Wtr. & Drinking Revolving Fund), Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,764,700
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	5,131,050

NY State Env. Fac. Corp. Poll. Control Rev. Bonds (State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12	Aaa	10,000	10,053

NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,461,300
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	13,590,000	14,727,483

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,791,971
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,724,670

NY State Liberty Dev. Corp. Rev. Bonds
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa2	10,000,000	10,963,300
(4 World Trade Ctr.), 5s, 11/15/31	A+	2,500,000	2,756,175

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5s, 11/15/38	Aa2	2,000,000	2,248,240

NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	12,775,703
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/28	AA	3,000,000	3,391,710
Ser. H, FGIC, NATL, 5s, 1/1/28	A1	1,235,000	1,386,337
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/27	AA	4,000,000	4,545,400
(Second Generation Hwy. & Bridge Trust Fund), Ser. A, 5s, 4/1/25	AA	4,000,000	4,479,600
(Gen. Hwy. & Bridge Trust Fund), Ser. A, NATL, 5s, 4/1/22	Aa2	2,000,000	2,158,060

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	10,989,695
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa3	1,685,000	1,992,411
(Clarkson Ctr.), 5 1/2s, 1/1/15	Aa3	2,110,000	2,240,018
(Syracuse U.), 5 1/2s, 1/1/15	Aa3	1,265,000	1,346,403
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	9,881,550
Ser. A-1, FGIC, NATL, 5s, 3/15/29	AAA	6,565,000	6,920,889
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,822,150
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,749,490

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	1,000,040

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.), 5s, 12/1/36	Aa3	2,000,000	2,238,660

Onondaga Civic Dev. Corp. Rev. Bonds (Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	4,098,510

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C
7s, 8/1/31	B/P	3,200,000	2,925,024
7s, 8/1/21	B/P	2,300,000	2,235,186

Port Auth. NY & NJ Rev. Bonds
Ser. 124, 5s, 8/1/31	Aa2	1,000,000	1,001,460
FGIC, NATL, 4 3/4s, 10/15/28	Aa2	7,000,000	7,402,640

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	3,047,703
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	3,923,955

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa2	3,000,000	3,556,650

Rensselaer, City School Dist. COP, SGI

5s, 6/1/21	A-/P	2,010,000	2,056,813
5s, 6/1/20	A-/P	1,150,000	1,183,063
5s, 6/1/19	A-/P	1,345,000	1,398,477
5s, 6/1/18	A-/P	1,180,000	1,240,558

Riverhead, Indl. Dev. Agcy. Civic Fac. VRDN (Central Suffolk Hosp.), Ser. C, 0.16s, 7/1/17	VMIG1	1,415,000	1,415,000

Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, NATL
5s, 10/15/26	AAA	7,000,000	7,675,990
5s, 10/15/25	AAA	16,425,000	18,154,388

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/4s, 12/1/32	BBB+	1,500,000	1,559,310
(The Saratoga Hosp.), Ser. A, Radian Insd., 5 1/8s, 12/1/33	BBB+	3,090,000	3,121,209
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	BBB+	1,000,000	1,055,020

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,080,546

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35	BB-	2,000,000	2,017,960

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,312,551

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,999,940

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	440,000	440,343
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	2,050,000	2,051,046
(Huntington Hosp.), Ser. B, U.S. Govt. Coll., 5 7/8s, 11/1/32 (Prerefunded 11/1/12)	A-	2,700,000	2,800,872
(Inst. of Tech.), 5s, 3/1/26	BBB+	3,300,000	3,381,807

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	1,061,395
4 5/8s, 11/1/16	BBB-	1,000,000	1,080,920

Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5 3/8s, 6/1/28	BBB-/F	6,605,000	5,817,420

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,691,080
7 3/8s, 3/1/21	B+/P	745,000	745,656

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. )
Ser. A-2, 0.09s, 12/1/37	VMIG1	8,760,000	8,760,000
Ser. A-1, 0.09s, 7/1/37	VMIG1	6,540,000	6,540,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	B	3,500,000	2,583,945

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1, 5 1/2s, 6/1/18	Aa3	265,000	268,331

Tompkins Cnty., Dev. Corp. Rev. Bonds (Ithaca College), AGM, 5 3/8s, 7/1/41	Aa3	1,000,000	1,104,440

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. C, 5s, 11/15/29	Aa2	5,000,000	5,736,050
AMBAC, 5s, 11/15/28	Aa3	13,000,000	13,803,270
Ser. A, 5s, 11/15/23	Aa2	1,000,000	1,137,120

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	7,500,000	8,029,725

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	A3	3,385,000	3,783,211

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	999,923

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	4,107,607

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B	2,000,000	2,000,680
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,698,850

			1,070,945,989
Puerto Rico (8.3%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39	Baa3	3,750,000	3,687,338

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1	4,750,000	5,466,443
Ser. A, 5 1/4s, 7/1/34	Baa1	1,000,000	1,044,220

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	13,500,000	14,548,680
6s, 7/1/38	Baa2	3,750,000	4,060,538

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	3,141,810

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20 (Escrowed to maturity)	A3	635,000	827,234
Ser. AA, NATL, 5 1/2s, 7/1/20	A3	365,000	409,450
Ser. AA, NATL, 5 1/2s, 7/1/19 (Escrowed to maturity)	A3	2,460,000	3,173,400
Ser. AA, NATL, 5 1/2s, 7/1/19	A3	540,000	615,184
Ser. AA-2, 5.3s, 7/1/35	A3	1,750,000	1,833,790
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	2,122,261

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	6,250,000	6,251,063

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	Baa1	2,225,000	2,483,901

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Rev. Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/23	Baa1	3,000,000	3,348,360

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	Baa1	3,425,000	4,059,070
(Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa1	6,500,000	7,480,070
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	3,000,000	3,200,640
(Govt. Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	Baa1	2,250,000	2,451,848

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	8,000,000	9,054,800
Ser. C, 5 1/4s, 8/1/41	A1	4,500,000	4,844,745
Ser. A, AMBAC, zero %, 8/1/47	Aa2	20,000,000	2,839,800
Ser. A, NATL, zero %, 8/1/43	Aa2	8,000,000	1,433,600
Ser. A, zero %, 8/1/31	A1	8,500,000	3,180,700
Ser. A, zero %, 8/1/30	A1	8,500,000	3,394,390

U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	5,500,000	5,694,810

			100,648,145
Texas (0.8%)

U. of Houston Rev. Bonds, Ser. A, 5s, 2/15/31	Aa2	8,050,000	9,257,017

			9,257,017
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,277,890
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,379,331
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,160,449

			8,817,670
TOTAL INVESTMENTS

Total investments (cost $1,110,730,224)(b)			$1,198,878,208

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $1,209,055,631.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,111,830,532, resulting in gross unrealized appreciation and depreciation of $95,370,523 and $8,322,847, respectively, or net unrealized appreciation of $87,047,676.
(WIS)	When-issued security.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	16.8%
	Utilities	14.3
	State Government	12.7
	Healthcare	11.5
	Land	10.9
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,198,878,208	$—

Totals by level	$—	$1,198,878,208	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012